Loan facilities and lines of credit (Table)	12 Months Ended
Dec. 31, 2024
Lines of credit and loan facilities
Schedule of long-term borrowings
As of December 31, 2024, the long-term borrowings, including the portion due within one year which were reco
r
ded in “short-term debts”, will be repaid according to the following schedule:

As of December 31, 2024
(RMB in millions)
2025	3,679
2026	2,736
2027	8,415
2028	9,415
2029	2,181
2030 and thereafter	8,958

35,384

Schedule of debt
As of December 31, 2024, the Group’s loan facilities were classified into different types as follows:

	As of December 31,
	2023	2024
	(RMB in millions)
Unsecured senior notes (Note 15)	10,411	24,770
Unsecured borrowings (*)	25,202	24,699
Secured borrowings (**)	11,387	14,587

Total	47,000	64,056

(*)
As of December 31, 2024, the unsecured borrowings mainly consisted of borrowings without collaterals under loan facility agreements from well-known financial institutions. The major unsecured borrowings are listed as below.